Kenneth N. Crowley
Senior Counsel
Law Department

Sun Life Assurance
Company of Canada (U.S.)
96 Worcester St., DL 1235
Wellesley Hills, MA 02481-5699

Tel:           781-263-6403
Fax:           781-446-1599
Kenneth.crowley@delawarelife.com

May 2, 2014

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

Re:           Certification pursuant to Rule 497(j)
Sun Life of Canada (U.S.) Variable Account F ("Registrant")
File Nos. 333-83362 and 811-05846

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended (“Rule 497”), I hereby certify that the form of prospectus and statement of additional information for the above-captioned Registrant, each dated May 1, 2014, do not differ from those contained in the amendment to the Registration Statement on Form N-4 that relates to the prospectus and statement of additional information, being Post-Effective Amendment No. 38.  Post-Effective Amendment No. 38 was filed electronically with the Securities and Exchange Commission via EDGAR on May 1, 2014.

Sincerely,

/s/ Kenneth N. Crowley

Kenneth N. Crowley
Senior Counsel

Sun Life Assurance Company of Canada (U.S.) is a member of the Delaware Life group of companies, and is not affilated with Sun Life Financial.  The Sun Life names and marks are used under license.